Intangible Assets (Details) - Schedule of attribution of impairment loss to Bezeq International assets - Bezeq International [Member] ₪ in Millions	Dec. 31, 2019 ILS (₪)
Intangible Assets (Details) - Schedule of attribution of impairment loss to Bezeq International assets [Line Items]
Fixed assets	₪ 65
Intangible assets	71
Long-term prepaid expenses for capacity	81
Rights of use for leased assets	36
Goodwill	45
Total impairment recognized	₪ 298